Note 2. Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Foreign Currency Transaction Gain (Loss), Realized	$ 18	$ 10
Mineral Rights	63,912		63,912
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment	$ 1,037	$ 303	$ 1,340